Postretirement Benefits (Tables)	12 Months Ended
May 31, 2013
POSTRETIREMENT BENEFITS
Components of Net Periodic Pension and Postretirement Costs

The following table illustrates the effect on operations of these plans for the three years ended May 31, 2013:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost—Benefits earned during the period	$—	$—	$5	$1,185	$745	$736
Interest cost on the accumulated obligation	349	416	439	1,188	968	925
Amortization of:
Prior service cost	(86)	(86)	(86)
Unrecognized losses	16	(58)	(191)	470	72	89

Net Periodic Postretirement Expense	$279	$272	$167	$2,843	$1,785	$1,750

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Current liabilities	$(642)	$(714)	$(486)	$(428)
Noncurrent liabilities	(7,872)	(8,963)	(27,929)	(24,089)

Net Amount Recognized	$(8,514)	$(9,677)	$(28,415)	$(24,517)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial gain (loss)	$996	$(35)	$(10,950)	$(9,441)
Prior service credits	516	603

Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,512	$568	$(10,950)	$(9,441)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(1,014)	754	1,988	6,979
Effect of exchange rates on amounts included in AOCI			(9)	(409)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	(16)	58	(470)	(72)

Total recognized in other comprehensive loss (income)	$(944)	$898	$1,509	$6,498

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2013	2012	2013	2012
Discount rate	3.95%	3.75%	4.50%	4.75%
Current healthcare cost trend rate	7.54%	7.70%	6.43%	6.92%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2013	2012	2011	2013	2012	2011
Discount rate	3.75%	4.75%	5.75%	4.75%	5.75%	5.75%
Healthcare cost trend rate	7.70%	7.87%	8.04%	6.92%	7.00%	7.40%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.50%	4.50%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Changes in Benefit Obligations

The changes in benefit obligations of the plans at May 31, 2013 and 2012 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Accumulated postretirement benefit obligation at beginning of year	$9,677	$9,103	$24,517	$17,557
Service cost			1,185	745
Interest cost	349	416	1,188	968
Benefit payments	(572)	(665)	(441)	(369)
Medicare subsidy received	74	69
Actuarial (gains) losses	(1,014)	754	1,988	6,979
Currency exchange rate changes			(22)	(1,363)

Accumulated and accrued postretirement benefit obligation at end of year	$8,514	$9,677	$28,415	$24,517

Increasing or Decreasing Current Healthcare Cost Trend Rates by One Percentage would affect Accumulated Postretirement Benefit Obligation and Net Postretirement Expense

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
1% Increase in trend rate
Accumulated Benefit Obligation	$296	$390	$9,080	$3,920
Postretirement Cost	15	21	647	473

1% Decrease in trend rate
Accumulated Benefit Obligation	$(265)	$(348)	$(3,802)	$(5,176)
Postretirement Cost	(13)	(19)	(481)	(351)

Pension Plans, Defined Benefit
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost	$25,950	$19,906	$16,957	$4,337	$3,731	$3,535
Interest cost	16,240	15,307	13,738	7,246	8,076	7,622
Expected return on plan assets	(17,431)	(17,416)	(12,558)	(7,715)	(7,867)	(7,057)
Amortization of:
Prior service cost	348	352	358	7	10	12
Net actuarial losses recognized	16,888	8,510	7,919	2,771	2,169	2,472
Curtailment/settlement (gains) losses	72	—	83	234	—	(26)

Net Pension Cost	$42,067	$26,659	$26,497	$6,880	$6,119	$6,558

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Noncurrent assets	$—	$—	$—	$42
Current liabilities	(43)	(43)	(436)	(492)
Noncurrent liabilities	(160,683)	(186,762)	(30,501)	(37,570)

Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial loss	$(161,835)	$(205,086)	$(57,882)	$(62,750)
Prior service (costs)	(1,331)	(1,679)	(51)	(93)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(163,166)	$(206,765)	$(57,933)	$(62,843)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:
	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(26,291)	106,459	(2,197)	24,441
Effect of exchange rates on amounts included in AOCI			300	(3,852)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(348)	(352)	(48)	(10)
Amortization or settlement recognition of net gain (loss)	(16,960)	(8,510)	(2,966)	(2,169)

Total recognized in other comprehensive loss (income)	$(43,599)	$97,597	$(4,911)	$18,410

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans			Non-U.S. Plans
Year-End Benefit Obligations	2013	2012		2013	2012
Discount rate	4.45%	4.25%		3.95%	4.19%
Rate of compensation increase	3.14%	3.15%		3.32%	3.76%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2013	2012	2011	2013	2012	2011
Discount rate	4.25%	5.25%	5.75%	4.19%	5.14%	5.26%
Expected return on plan assets	8.50%	8.50%	8.75%	5.32%	5.63%	5.75%
Rate of compensation increase	3.15%	3.15%	3.28%	3.76%	3.83%	3.81%